Notes Payable to Third Party (Details Narrative) (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Percentage of loans interest range, minimum	8.00%
Percentage of loans interest range Maximum	18.00%